UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-08649
                                                    ----------------------------

                           EII REALTY SECURITIES TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                          717 Fifth Avenue, 10th Floor
                               NEW YORK, NY 10022
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Richard J. Adler
                          717 Fifth Avenue, 10th Floor
                               NEW YORK, NY 10022
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


        registrant's telephone number, including area code: 212-303-0478
                                                           -------------

                        Date of fiscal year end: JUNE 30
                                                --------

                   Date of reporting period: DECEMBER 31, 2006
                                            ------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

[GRAPHIC OMITTED]
BUILDING ART



                         E.I.I. REALTY SECURITIES TRUST

                              INSTITUTIONAL SHARES


                                DECEMBER 31, 2006
                               SEMI-ANNUAL REPORT

                                  888-323-8912

                         E.I.I. REALTY SECURITIES TRUST

                                TABLE OF CONTENTS

Letter to Shareholders .................................................       1

Portfolio Sectors ......................................................       9

Disclosure of Fund Expenses ............................................      10

Schedules of Investments ...............................................      11

Statements of Assets and Liabilities ...................................      16

Statements of Operations ...............................................      17

Statements of Changes in Net Assets ....................................      18

Financial Highlights ...................................................      20

Notes to the Financial Statements ......................................      22

Additional Information .................................................      26

                         E.I.I. REALTY SECURITIES TRUST
                          E.I.I. REALTY SECURITIES FUND
                                DECEMBER 31, 2006

To Our Shareholders in the E.I.I. Realty Securities Fund:

Enclosed is the semiannual report for the EII Realty Securities Fund for the six month period ending December 31, 2006. For the period the fund rose 19.1% compared to the NAREIT Equity Index return of 19.6%, and the Wilshire Real Estate Securities Index increase of 19.1%. For the calendar year the fund rose 34.0% vs. 35.1 % for the NAREIT Equity Index and 35.9% for the Wilshire Real Estate Securities Index. Once again real estate securities outperformed general corporate equities, with the Standard & Poors 500 Index rising 12.7% for the six months and 15.89% for the year.

It is now seven consecutive years that real estate investment trusts ("REITs') have outperformed. There are many factors that have converged to generate this outsized performance, but the key drivers in the current environment are the strong operating results of the REITs and the dramatic increase in M&A activity. 30 REITs have been acquired over the last 12 months, with transaction values exceeding $100 billion. Over half of this acquisition volume was by private equity funds. The private equity investments are financed over 80% by debt. The compression of credit spreads has enabled the private buyers to pay above market prices for the equity of public REITs, which generally limit their financial leverage to no more than 50%. The narrowing of credit spreads results from enormous liquidity, strong operating results, and the use of new financial technology that pools and tranches credit risk such as CMBS (commercial mortgage backed securities) and CDO's (collateralized debt obligations).

This acquisition activity is generating price discovery for real estate assets with a size and frequency that is unprecedented. Private real estate is typically valued through appraisals, which is backward looking and based on relatively few transactions. Real estate securities are valued by securities transactions on the stock exchange; such transactions are forward looking discounting mechanisms. We have long argued that REITs are real estate, but this is not always apparent because of these different means by which public and private real estate have been valued. However, with all of this acquisition activity the public-private arbitrage is clearly corroborating our assertion that REITs are real estate in public form. The enormous build up of private equity pools has driven up the private transaction activity, and the public REITs represent large portfolios of real estate the acquisition of which enable these private pools to get invested quickly. The cash proceeds of the private equity purchases of publicly held shares are then used to purchase shares of other REITs, bidding up their valuation almost instantaneously to that established by the most recent LBO transaction.

It is not just liquidity and tight credit spreads that are driving up the net asset value of real estate. Strong operating results underpin the rise in real estate prices, whether public or private. Among the major property types the greatest rate of gain has been in apartments, which are benefiting from the cyclical downturn in single family housing.

The rise in short-term interest rates engineered by the Federal Reserve over the past three years exacerbated the lack of affordability of single-family housing, and finally pushed people back into the rental market. Adjusted funds from operations for apartment REITs rose an estimated 12.6% on average in 2006, and these high rates are expected to continue for the next several years. More recently office rents have been rising, in particular in New York City and other key markets where REITs own significant assets. Earlier in the year apartment stocks outperformed, though in the last two quarters office REITs have been among the leaders rising over 20%. However, all major property types have shown strong results that are as much as four times the historic average growth rates.

As indicated, the value of REITs relative to the net asset value of the underlying real estate has been kept close by the active public-private arbitrage. However, the strong operating results and favorable financing that has sustained the out-performance of REITs have driven REIT valuations to highs relative to bonds and general equities.

During the period we adjusted the weightings in the portfolio in anticipation of the changing operating results and valuation. In particular we moved from an overweight to a market weight in apartments, and have built up a significant overweight in office companies.

Operating prospects remain favorable. Real estate cycles usually end with excess supply from over-development, but other than a few examples such as condominium development in Miami and Las Vegas, development has not been excessive. Indeed, in certain tight markets like New York City office demand exceeds supply, and development takes many years. The interest rate environment is still fairly benign as the Federal Reserve tightening appears to be slowing the economy and inflation without triggering a recession. With relatively stable interest rates and moderate development, the favorable operating and valuation environment can continue into 2007.

We thank our shareholders for the trust you have placed in us.

Sincerely,

/s/Richard J. Adler

Richard J. Adler
President & Chief Executive Officer

                         E.I.I. REALTY SECURITIES TRUST

              E.I.I. REALTY SECURITIES FUND - INSTITUTIONAL SHARES

                               DECEMBER 31, 2006

  COMPARISON OF CHANGES IN THE VALUE OF A $10,000 INVESTMENT IN E.I.I. REALTY SECURITIES FUND AND THE NAREIT EQUITY INDEX(1) AND THE WILSHIRE REAL ESTATE SECURITIES INDEX(1) FROM INCEPTION (JUNE 11, 1998) THROUGH DECEMBER 31, 2006

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]


                    E.I.I. Realty           NAREIT          Wilshire Real Estate
                   Securities Fund        Equity Index          Securities Index
                   ---------------        ------------          ----------------
     6/11/1998          10,000              10,000                    10,000
     6/30/1998          10,260              10,253                    10,253
     7/31/1998           9,650               9,587                     9,539
     8/31/1998           8,940               8,683                     8,548
     9/30/1998           9,390               9,174                     9,027
    10/31/1998           9,213               9,004                     8,903
    11/30/1998           9,415               9,137                     9,071
    12/31/1998           9,306               8,907                     8,941
     1/31/1999           9,112               8,720                     8,747
     2/28/1999           9,000               8,515                     8,678
     3/31/1999           8,908               8,477                     8,631
     4/30/1999           9,801               9,281                     9,551
     5/31/1999          10,039               9,485                     9,712
     6/30/1999           9,728               9,332                     9,547
     7/31/1999           9,382               9,035                     9,182
     8/31/1999           9,309               8,920                     9,044
     9/30/1999           8,910               8,581                     8,636
    10/31/1999           8,613               8,370                     8,475
    11/30/1999           8,571               8,234                     8,342
    12/31/1999           8,955               8,495                     8,656
     1/31/2000           8,987               8,523                     8,691
     2/29/2000           8,847               8,421                     8,525
     3/31/2000           9,256               8,698                     8,899
     4/30/2000           9,856               9,283                     9,533
     5/31/2000           9,933               9,374                     9,648
     6/30/2000          10,336               9,615                     9,973
     7/31/2000          11,163              10,455                    10,868
     8/31/2000          10,690              10,031                    10,477
     9/30/2000          11,141              10,350                    10,818
    10/31/2000          10,631               9,902                    10,348
    11/30/2000          10,876              10,029                    10,581
    12/31/2000          11,591              10,735                    11,316
     1/31/2001          11,501              10,847                    11,429
     2/28/2001          11,264              10,674                    11,192
     3/31/2001          11,321              10,777                    11,201
     4/30/2001          11,582              11,034                    11,467
     5/31/2001          11,798              11,301                    11,788
     6/30/2001          12,490              11,964                    12,421
     7/31/2001          12,181              11,726                    12,173
     8/31/2001          12,616              12,155                    12,598
     9/30/2001          12,009              11,650                    11,851
    10/31/2001          11,627              11,317                    11,407
    11/30/2001          12,288              11,940                    12,147
    12/31/2001          12,578              12,231                    12,499
     1/31/2002          12,625              12,254                    12,553
     2/28/2002          12,812              12,491                    12,840
     3/31/2002          13,573              13,240                    13,630
     4/30/2002          13,561              13,353                    13,712
     5/31/2002          13,703              13,534                    13,850
     6/30/2002          13,975              13,904                    14,134
     7/31/2002          13,248              13,176                    13,259
     8/31/2002          13,176              13,151                    13,264
     9/30/2002          12,698              12,646                    12,678
    10/31/2002          11,925              12,037                    12,048
    11/30/2002          12,458              12,604                    12,644
    12/31/2002          12,510              12,698                    12,829
     1/31/2003          12,073              12,328                    12,454
     2/28/2003          12,192              12,532                    12,637
     3/31/2003          12,311              12,782                    12,958
     4/30/2003          12,773              13,345                    13,504
     5/31/2003          13,523              14,151                    14,279
     6/30/2003          13,805              14,459                    14,558
     7/31/2003          14,545              15,233                    15,402
     8/31/2003          14,639              15,315                    15,567
     9/30/2003          15,125              15,836                    16,091
    10/31/2003          15,229              16,122                    16,336
    11/30/2003          15,963              16,825                    17,043
    12/31/2003          16,493              17,414                    17,585
     1/31/2004       17,081.56              18,167                    18,241
     2/28/2004       17,410.05              18,485                    18,615
     3/31/2004       18,518.71              19,507                    19,715
     4/30/2004       15,780.86              16,663                    16,979
     5/31/2004       16,867.77              17,851                    18,266
     6/30/2004       17,321.80              18,374                    18,808
     7/31/2004       17,610.27              18,434                    18,921
     8/31/2004       19,118.15              19,898                    20,395
     9/30/2004       19,090.48              19,886                    20,356
    10/31/2004       20,240.99              20,952                    21,456
    11/30/2004       21,157.25              21,853                    22,468
    12/31/2004       22,184.07              22,914                    23,708
     1/31/2005       20,278.16              20,990                    21,764
     2/28/2005       20,827.61              21,634                    22,428
     3/31/2005       20,552.89              21,298                    22,186
     4/30/2005       21,754.76              22,431                    23,271
     5/31/2005       22,530.48              23,209                    24,036
     6/30/2005       23,582.02              24,376                    25,320
     7/31/2005       25,312.29              26,115                    27,219
     8/31/2005       24,272.77              25,160                    26,177
     9/30/2005       24,359.40              25,310                    26,271
    10/31/2005       23,925.39              24,711                    25,769
    11/30/2005       25,022.41              25,752                    26,934
    12/31/2005       25,257.89              25,701                    27,044
     1/31/2006       26,959.20              27,577                    28,959
     2/28/2006       27,404.16              28,071                    29,593
     3/31/2006       28,817.55              29,488                    31,212
     4/30/2006       27,822.65              28,391                    30,045
     5/31/2006       27,089.09              27,582                    29,152
     6/30/2006       28,425.21              29,017                    30,849
     7/31/2006       29,295.54              29,996                    31,953
     8/31/2006       30,292.16              31,131                    33,065
     9/30/2006       30,764.25              31,707                    33,687
    10/31/2006       32,820.04              33,693                    35,819
    11/30/2006       34,371.63              35,259                    37,567
    12/31/2006       33,841.88              34,708                    36,741


----------------------------------------------------------------------------------------
                                  RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2006

                               CUMULATIVE TOTAL RETURN       AVERAGE ANNUAL TOTAL RETURN
                           ------------------------------   ----------------------------
                             SIX
                           MONTHS   CALENDAR
                            ENDED   YEAR-TO-      SINCE      THREE    FIVE      SINCE
                            12/31     DATE     INCEPTION*    YEARS    YEARS   INCEPTION*
                           ------------------------------   ----------------------------
E.I.I. REALTY SECURITIES
FUND                       19.06%    33.99%      238.42%    27.07%   21.89%     15.30%

NAREIT Equity Index(1)     19.61%    35.06%      247.08%    25.85%   23.20%     15.64%

Wilshire Real Estate
Securities Index(1)        19.10%    35.85%      267.37%    27.84%   24.07%     16.42%

*     Inception date was June 11, 1998.

(1) For the period from June 11, 1998 through June 30, 1998, the Morgan Stanley REIT Index was used to calculate the returns.

Returns are historical and include change in share price and reinvestment of dividends and capital gains. Past performance does not guarantee future results. Investment performance fluctuates. Fund shares, when redeemed, may be worth more or less than original cost. The Fund's performance takes into account all applicable fees and expenses. The benchmarks are widely accepted unmanaged indices of overall market performance and do not take into account charges, fees and other expenses.
--------------------------------------------------------------------------------

                         E.I.I. REALTY SECURITIES TRUST
                       E.I.I. INTERNATIONAL PROPERTY FUND
                                DECEMBER 31, 2006

To Our Shareholders of the E.I.I. International Property Fund:

Enclosed is the semiannual report for the EII International Property fund for the period ending December 31, 2006. For the period the fund rose 36.06% compared to 32.06% for the blended international benchmark consisting of 60% of the European Public Real Estate Association (EPRA) Index and 40% for the EPRA Asia Index. For the calendar year the fund returned 59.89% verses the benchmark return of 54.24%.

We are pleased to report that the EII International Property Fund was the top performing real estate mutual fund in the United States in 2006. Assets in the fund have grown substantially, finishing the year at over $311 million, nearly doubling the $156. 5 million on June 30, which in turn more than doubled the $76 million on December 31, 2005.

The remarkable performance is a manifestation of the impact of the favorable economic conditions around the world resulting in strong real estate operations, ample liquidity, declining interest rates, and the spread of the REIT structure to new jurisdictions. Furthermore, we were successful in identifying companies whose shares outperformed the industry averages.

                                     EUROPE

The European recovery that began earlier last year sent mixed signals during the final quarter of the year. Declining oil prices resulted in better inflation news and placed less pressure on the Central Bankers to raise rates. The region remains one of the few areas of the world with a positively sloped yield curve. Germany's economic strength improved at a faster pace than France's and Italy's, and as the largest economy in Europe, this should have follow-on positive effects for the rest of Europe. Despite this improved growth, the inflation rate has remained relatively low at 1.5% while unemployment fell sharply during the quarter to a still high 9.8% from 10.4% at the beginning of the quarter. The UK economy has surprised many economists with its resilience in the face of rising interest rates.

The development of a REIT structure on the Continent has stimulated interest from global investors in the region. France and the Netherlands have modified their REIT structures to make these companies even more cost competitive and attractive to global investors. Italy has approved a REIT structure patterned after the French concept, and implementation should occur during the second half of 2007. Germans will be able to invest in domestic G-REITs by the end of the year, and new companies are being launched in anticipation of the legislation. Other markets are also discussing a REIT structure and the European Union is even contemplating a pan-European concept, although this will be considerably more difficult to enact given the tenuous structure of the European central government.

The UK property market was one of the strongest markets in Europe throughout the year, with returns of over 45%. This strong performance was due only partially to the pending conversion to a REIT structure by the currently taxable property companies. As most of the property companies in which we invest are concentrated on the London market, the strength of this market and its emergence as the global center for finance, advertising, retail and legal services in Europe has been solidified. Demand by foreigners for hotels and apartments as well as for legal and financial services continued to drive its economy.

The French property companies had a truly outstanding second half (up nearly 40%), although this return would have been even greater had there not been some profit-taking during the fourth quarter - and we were part of this. Germany has never been an exciting market for us, and most of 2006 was no exception. However, at the end of the year, we began to increase our allocation to this market as it has become clearer that the property market is improving and there are more companies in which to invest that have the caliber of management that gives us the confidence in their ability to execute.

                                      ASIA

Japan has begun to experience a recovery in its property markets as land prices stopped declining during the fourth quarter and the vacancy rate for office space in central Tokyo fell below 3%. With such low office vacancy rates, we expect a surge in rental rates once landlords realize that the leverage on rate increases is on their side. Housing starts rose during the fourth quarter and reached a 9-year high as confidence in the economy returned, and this momentum should carry through to 2007.

Singapore was the region's hottest market, as its property sector rose 45% during the second half of 2006, and nearly 60% for the full year. This market is in its second year of recovery after a 5-year slide in real estate values and prices. The efforts of the government to attract fund managers and tourists appears to have been effective as office vacancy rates are virtually zero and there is an inadequate amount of new supply to sate the demand. During the final quarter of the year, average office rents rose 20% and are approaching their previous highs last reached in 1996 of USD $75 psf.

Hong Kong's residential market began to show signs of excess supply mid-year, but only at the lower price levels. As in the case of Singapore, demand for the higher priced properties (USD $1-2,000 psf) remains strong as there is inadequate supply in the higher quality locations. The office sector also suffers from a lack of supply as vacancy has declined to 4.2% and no major additions to supply are expected before 2010. Rents have exceeded the previous peak of HKD $60 psf per month (USD $ 93 per annum) and are expected to increase further in 2007. Retail markets are benefiting from increased tourism and the improving HK economy.

China is attempting to slow its economy through various measures aimed at decreasing foreign investment in general, as well as to eliminate housing market speculator activity. The latest economic statistics suggest that the Chinese government is losing the growth battle, although property measures to limit speculative buying have had some effect. These measures actually enhance the competitive position - and margins - of the higher quality developers.

Australia's economy appears to be at the end of its slowdown and may actually be expanding based on government statistics released at the end of the quarter. Employment rose in December well ahead of expectations. The Listed Property Trusts (LPTs) had a very impressive year despite trading at a 25-50% premium to NAV, and the average dividend yield fell below 10-year bonds for the first time since 1995.

In Asia, the best performing companies far outpaced their respective markets, and we were fortunate to be invested in most of the top performers in the region
- and also importantly, we avoided the losers. China Overseas Land was by far the top performer and the Singaporean companies also significantly outperformed their peers. Based on our analysis of the Hong Kong and China companies, the growth potential and conservative balance sheets provided superior risk-adjusted returns. Our main emphasis in this area was on office and retail companies as well as those Hong Kong listed firms that did much of their business in Mainland China. For example, we invested in two companies that are active in China in both commercial and residential projects, Kerry Properties and Hang Lung Properties which rose 37% and 40% respectively, compared with the Hang Seng Property Index return of 18%.

In Singapore, our decision to increase our residential exposure in anticipation of a recovery in prices for high-end properties was rewarded as the company that we like best in the sector, Wing Tai, rose 61% relative to the local property index increase of 44%. We also invested in Keppel Land to gain exposure to the high risk, high growth markets in India and Vietnam, and this company also performed well during the quarter, up nearly 71%. In Japan, Aeon Mall, a shopping center developer that is one of our largest holdings, declined during the first half only to rise nearly 40% in the second half, more than twice the rate of its peers. By comparison, the largest cap companies in the market holding prime Tokyo offices, Mitsui Fudosan, and Mitsubishi Estate, rose at a considerably slower pace of 17% and 27% respectively.

As we look forward, we expect that "new" markets like Germany, Eastern Europe, Russia and India could become attractive to investors in property shares. These markets did not develop during 2006 as expected, but this should be different in 2007. We also expect to see new markets opening up in Indonesia, the Middle East and possibly South America, in addition to new companies being formed to take advantage of REIT legislation in Italy, Germany, and the UK. We determine our allocation to markets primarily as a result of our bottom-up investment process, and expect that this analysis will result in a greater allocation to Asian companies as compared to European ones. This is partly due to growth expectations in the respective markets and also to relative valuations. However, this assumption is based on the companies that currently exist in

Europe and the emergence of new investment opportunities in Germany, Italy and Eastern Europe could tilt the allocation back toward Europe.

We thank you for your support and the confidence you have placed in us.

Sincerely,

/s/ Richard J. Adler

Richard J. Adler
President & Chief Executive Officer

                         E.I.I. REALTY SECURITIES TRUST

           E.I.I. INTERNATIONAL PROPERTY FUND - INSTITUTIONAL SHARES

                               DECEMBER 31, 2006

  COMPARISON OF CHANGES IN THE VALUE OF A $10,000 INVESTMENT IN E.I.I. INTERNATIONAL PROPERTY FUND, THE EPRA/NAREIT GLOBAL INDEX EX NA(1) AND THE 60/40 CUSTOM BENCHMARK(2) FROM INCEPTION (JULY 1, 2004) THROUGH DECEMBER 31, 2006

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]



              E.I.I. International     EPRA / NAREIT                60/40
                  Property Fund      Global Index ex NA        Custom Benchmark
                  -------------      ------------------        ----------------
    6/30/2004      10,000.00             10,000                  10,000
    7/31/2004       9,850.00             10,124                  10,104
    8/31/2004      10,060.00             10,449                  10,418
    9/30/2004      10,310.00             10,682                  10,689
   10/31/2004      10,730.00             11,020                  11,044
   11/30/2004      11,900.00             12,111                  12,173
   12/31/2004      12,661.10             12,813                  12,971
    1/31/2005      12,701.29             12,682                  12,801
    2/28/2005      13,022.84             12,859                  13,045
    3/31/2005      12,661.10             12,403                  12,564
    4/30/2005      12,746.75             12,629                  12,821
    5/31/2005      12,827.29             12,666                  12,942
    6/30/2005      12,968.25             12,972                  13,192
    7/31/2005      13,572.36             13,317                  13,485
    8/31/2005      13,914.69             13,595                  13,794
    9/30/2005      14,579.22             14,098                  14,235
   10/31/2005      14,095.93             13,606                  13,651
   11/30/2005      14,458.39             13,931                  13,960
   12/31/2005      15,365.32             15,085                  14,908
    1/31/2006      16,786.33             16,064                  15,986
    2/28/2006      17,154.36             16,473                  16,550
    3/31/2006      18,248.23             17,144                  17,311
    4/30/2006      18,422.03             17,530                  17,664
    5/31/2006      17,491.72             16,764                  17,050
    6/30/2006      18,043.77             17,147                  17,409
    7/31/2006      18,667.38             17,780                  18,195
    8/31/2006      19,587.46             18,404                  18,703
    9/30/2006      20,497.32             18,842                  19,250
   10/31/2006      21,437.84             19,841                  20,298
   11/30/2006      22,715.73             20,908                  21,456
   12/31/2006      24,549.98             22,293                  22,993


Note: (1)   EPRA - EPRA / NAREIT Global Index ex North America in USD

      (2) EPRA Europe Index 60% and EPRA Asia Index 40% in USD. The benchmark is customized to more closely reflect the regional allocation of the fund. The index is a passively managed portfolio that does not include account charges, fees and other expenses.

                                RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2006

                                                                       AVERAGE
                                                                       ANNUAL
                                                                        TOTAL
                                     CUMULATIVE TOTAL RETURN           RETURN
                               ----------------------------------    ----------
                                   SIX
                                 MONTHS    CALENDAR
                                  ENDED    YEAR-TO-       SINCE         SINCE
                                  12/31      DATE      INCEPTION*    INCEPTION*
                               ----------------------------------    ----------
E.I.I. INTERNATIONAL PROPERTY
FUND                            36.06%      59.78%       145.50%       43.20%

60/40 Custom Benchmark(1)       32.07%      54.24%       130.30%       39.50%

EPRA / NAREIT Global Index
ex NA(2)                        30.00%      47.78%       122.93%       37.78%

*     Inception date was July 1, 2004.

(1) EPRA Europe Index 60% and EPRA Asia Index 40% in USD. The benchmark is customized to more closely reflect the regional allocation of the fund.

(2)   EPRA - EPRA / NAREIT Global Index ex North America in USD

Returns are historical and include change in share price and reinvestment of dividends and capital gains. Past performance does not guarantee future results. Investment performance fluctuates. Fund shares, when redeemed, may be worth more or less than original cost. The Fund's performance takes into account all applicable fees and expenses. The benchmarks are unmanaged indices of overall market performance and do not take into account charges, fees and other expenses.

                         E.I.I. REALTY SECURITIES TRUST
                             AS OF DECEMBER 31, 2006
                                   (UNAUDITED)

E.I.I. REALTY SECURITIES FUND
SECTORS(1)

Apartments ...........................................................    18.82%
Diversified ..........................................................     5.25%
Healthcare ...........................................................     7.72%
Hotels & Lodging .....................................................     5.24%
Industrials ..........................................................    15.29%
Office Property ......................................................    18.37%
Regional Malls .......................................................     9.05%
Self Storage .........................................................     5.90%
Shopping Centers .....................................................    11.94%
                                                                         ------
Other Assets In Excess Of Liabilities ................................     2.42%
                                                                         100.00%
                                                                         ======

E.I.I. INTERNATIONAL PROPERTY FUND
COUNTRIES (1)

United Kingdom .......................................................    24.02%
Hong Kong ............................................................    14.91%
France ...............................................................    11.34%
Japan ................................................................    10.90%
Italy ................................................................     9.03%
Singapore ............................................................     6.88%
Spain ................................................................     5.05%
Germany ..............................................................     3.33%
Australia ............................................................     2.19%
Thailand .............................................................     1.54%
Philippines ..........................................................     0.87%
Finland ..............................................................     0.23%
                                                                         ------
Short Term Obligations & Rights ......................................     6.54%
Assets In Excess Of Other Liabilities ................................     3.17%
                                                                         100.00%
                                                                         ======

(1) As a percentage of total holdings as of December 31, 2006. Holdings are subject to change.

                  E.I.I. REALTY SECURITIES TRUST EXPENSE TABLE

As a Shareholder of the Funds, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

The line entitled "Actual Fund Return," provides information about actual account values and actual expenses. This information, together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the cost shown for your share class in the row entitled "Expenses Paid During Period" to estimate the expenses incurred on your account during this period.

The line entitled "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing cost of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

DISCLOSURE OF FUND EXPENSES

EXPENSE TABLE

                                                  FOR THE PERIOD JULY 1, 2006 TO DECEMBER 31, 2006

                                                  BEGINNING     ENDING      EXPENSES
                                                   ACCOUNT      ACCOUNT       PAID      ANNUALIZED
                                                   VALUE         VALUE       DURING       EXPENSE
                                                  7/1/2006    12/31/2006     PERIOD*       RATIO
                                                 ----------   -----------   ---------   ----------
E.I.I. REALITY SECURITIES FUND
Actual Fund Return ...........................   $ 1,000.00   $ 1,190.60    $    5.52      1.0%
Hypothetical 5% Return .......................   $ 1,000.00   $ 1,020.16    $    5.09      1.0%

E.I.I. INTERNATIONAL PROPERTY FUND
Actual Fund Return ...........................   $ 1,000.00   $ 1,360.60    $    5.95      1.0%
Hypothetical 5% Return .......................   $ 1,000.00   $ 1,020.16    $    5.09      1.0%

* Expenses are equal to each Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                         E.I.I. REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND

                             SCHEDULE OF INVESTMENTS

                                DECEMBER 31, 2006
                                   (UNAUDITED)

                                                      SHARES          VALUE
                                                   ------------   -------------
REAL ESTATE INVESTMENT TRUSTS - 96.12%

APARTMENTS - 18.82%
Equity Residential                                       30,500   $  1,547,875
BRE Properties, Inc., Class A                            19,400      1,261,388
AvalonBay Communities, Inc.                              18,462      2,400,983
Archstone-Smith Trust                                    31,933      1,858,820
Apartment Investment & Management Company, Class A       10,000        560,200
                                                                  ------------

Total Apartments                                                     7,629,266
                                                                  ------------

DIVERSIFIED - 5.25%
Spirit Finance Corp.                                     54,400        678,368
Vornado Realty Trust                                     11,939      1,450,589
                                                                  ------------

Total Diversified                                                    2,128,957
                                                                  ------------

HEALTHCARE - 7.72%
Ventas, Inc.                                             20,300        859,096
Nationwide Health Properties, Inc.                       24,500        740,390
Health Care REIT, Inc.                                   24,700      1,062,594
Health Care Property Investors, Inc.                     12,700        467,614
                                                                  ------------

Total Healthcare                                                     3,129,694
                                                                  ------------

HOTELS & LODGING - 5.24%
Host Hotels & Resorts Inc.                               54,154      1,329,481
Equity Lifestyle Properties, Inc.                         3,700        201,391
Starwood Hotels & Resorts Worldwide, Inc.                 9,500        593,750
                                                                  ------------

Total Hotels & Lodging                                               2,124,622
                                                                  ------------

INDUSTRIALS - 15.29%
ProLogis                                                 45,222      2,748,141
DTC Industrial Trust Inc.                                34,800        410,640
Brookfield Properties Corp.                              52,774      2,075,601
AMB Property Corp.                                       16,500        967,065
                                                                  ------------

Total Industrials                                                    6,201,447
                                                                  ------------

OFFICE PROPERTY - 18.37%
SL Green Realty Corp.                                    16,200      2,151,036
Maguire Properties, Inc.                                 10,100        404,000
Kilroy Realty Corp.                                      17,100      1,333,800
Equity Office Properties Trust                            8,300        399,811
Boston Properties, Inc.                                  14,947      1,672,270
BioMed Realty Trust, Inc.                                25,400        726,440

                 See Accompanying Notes to Finanical Statements.

                         E.I.I. REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND

                       SCHEDULE OF INVESTMENTS (CONTINUED)

                                DECEMBER 31, 2006
                                   (UNAUDITED)

                                                      SHARES          VALUE
                                                   ------------   -------------
REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
Alexandria Real Estate Equities, Inc.                     7,600   $    763,040
                                                                  ------------

Total Office Property                                                7,450,397
                                                                  ------------

REGIONAL MALLS - 9.05%
Simon Property Group, Inc.                               36,236      3,670,344
                                                                  ------------

Total Regional Malls                                                 3,670,344
                                                                  ------------

SELF STORAGE - 5.90%
U-Store-It Trust                                         36,000        739,800
Public Storage, Inc.                                     16,933      1,650,967
                                                                  ------------

Total Self Storage                                                   2,390,767
                                                                  ------------

SHOPPING CENTERS - 11.94%
Weingarten Realty Investors                              12,200        562,542
Regency Centers Corp.                                    20,133      1,573,797
Kimco Realty Corp.                                       31,564      1,418,802
Federal Realty Investment Trust                           6,800        578,000
Developers Diversified Realty Corp.                      11,277        709,887
                                                                  ------------

Total Shopping Centers                                               4,843,028
                                                                  ------------

TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $21,357,968)                                                  38,974,772
                                                                  ------------

TOTAL INVESTMENTS - 97.58% (Cost $21,357,968)                       39,568,522

OTHER ASSETS IN EXCESS OF LIABILITIES - 2.42%                          981,805
                                                                  ------------

TOTAL NET ASSETS - 100.00%                                        $ 40,550,327
                                                                  ============

                 See accompanying Notes to Finanical Statements.

                         E.I.I. REALTY SECURITIES TRUST

                       E.I.I. INTERNATIONAL PROPERTY FUND

                             SCHEDULE OF INVESTMENTS

                                DECEMBER 31, 2006
                                   (UNAUDITED)

                                                      SHARES          VALUE
                                                   ------------   -------------
COMMON STOCKS - 90.29%

AUSTRALIA - 2.19%
Westfield Group                                         415,664   $   6,876,895
Westfield Group*                                          9,304         152,609
                                                                  -------------

Total (Cost $5,501,640)                                               7,029,504
                                                                  -------------

FINLAND - 0.23%
Citycon Oyj                                             112,840         751,424
                                                                  -------------

Total (Cost $410,947)                                                   751,424
                                                                  -------------

FRANCE - 11.34%
Icade*                                                  110,000       6,940,726
Klepierre                                                27,500       5,185,600
Nexity                                                  144,500      10,460,935
Societe de la Tour Eiffel                                27,054       4,869,613
Unibail                                                  37,017       9,035,204
                                                                  -------------

Total (Cost $26,190,103)                                             36,492,078
                                                                  -------------

GERMANY - 3.33%
DIC Asset AG                                            263,067      10,719,022
                                                                  -------------

Total (Cost $7,775,766)                                              10,719,022
                                                                  -------------

HONG KONG - 14.91%
China Overseas Land & Investment, Ltd.                7,450,000      10,000,707
China State Construction International Holdings,
  Ltd.                                                  105,555          66,504
Hang Lung Properties, Ltd.                            2,925,000       7,333,890
Hysan Development Co., Ltd.                           2,286,128       5,981,897
Kerry Properties, Ltd.                                1,633,660       7,635,545
Lifestyle International Holdings, Ltd.                2,196,400       5,648,269
Shangri-La Asia, Ltd.                                 2,522,185       6,502,274
Sino Land Co., Ltd.                                   2,049,580       4,785,801
                                                                  -------------

Total (Cost $30,731,955)                                             47,954,887
                                                                  -------------

ITALY - 9.03%
Aedes SpA Ligure Lombarda per Imprese
  e Costruzioni                                         566,272       4,584,836
Immobiliare Grande Distribuzione*                     1,920,000       9,380,365
Risanamento SpA                                       1,395,150      15,085,686
                                                                  -------------

Total (Cost $16,198,238)                                             29,050,887
                                                                  -------------

                 See accompanying Notes to Finanical Statements.

                         E.I.I. REALTY SECURITIES TRUST

                       E.I.I. INTERNATIONAL PROPERTY FUND

                             SCHEDULE OF INVESTMENTS (CONTINUED)

                                DECEMBER 31, 2006
                                   (UNAUDITED)

                                                      SHARES          VALUE
                                                   ------------   -------------
JAPAN - 10.90%
AEON Mall Co., Ltd.                                     134,000   $   7,557,215
Daiwa House Industry Co., Ltd.                          354,000       6,149,805
Diamond City Co., Ltd.                                   70,000       3,142,965
Mitsubishi Estate Co., Ltd.                             202,000       5,221,434
Mitsui Fudosan Co., Ltd.                                260,800       6,358,307
Tokyu Land Corp.                                        705,000       6,638,496
                                                                  -------------

Total (Cost $27,432,617)                                             35,068,222
                                                                  -------------

PHILIPPINES - 0.87%
Megaworld Corp                                       30,000,000       1,481,330
Robinsons Land Corp                                   4,000,000       1,326,260
                                                                  -------------

Total (Cost $2,667,579)                                               2,807,590
                                                                  -------------

SINGAPORE - 6.88%
Allgreen Properties, Ltd.                             1,400,000       1,195,333
Capitaland, Ltd.                                        989,000       3,996,481
Hongkong Land Holdings, Ltd.                          1,485,000       5,910,300
Keppel Land, Ltd.                                     1,134,000       5,099,785
Wing Tai Holdings, Ltd.                               4,000,000       5,944,079
                                                                  -------------

Total (Cost $14,370,361)                                             22,145,978
                                                                  -------------

SPAIN - 5.05%
Renta Corp Real Estate SA*                              187,000       8,416,048
Sol Melia, SA                                           395,000       7,818,224
                                                                  -------------

Total (Cost $12,596,443)                                             16,234,272
                                                                  -------------

THAILAND - 1.54%
Central Pattana Public Co., Ltd.                      3,764,464       2,426,335
Central Pattana Public Co., Ltd.NVDR                  1,735,536       1,085,010
Land & Houses Public Co., Ltd.NVDR                    8,000,000       1,427,386
                                                                  -------------

Total (Cost $4,973,920)                                               4,938,731
                                                                  -------------

UNITED KINGDOM - 24.02%
British Land Co. plc                                    484,744      16,260,913
Capital & Regional plc                                  356,571      10,760,986
Derwent Valley Holdings plc                             107,660       4,418,496
Great Portland Estates plc                              516,500       7,010,330
Hammerson plc                                           525,200      16,209,816

                 See accompanying Notes to Finanical Statements.

                         E.I.I. REALTY SECURITIES TRUST

                       E.I.I. INTERNATIONAL PROPERTY FUND

                       SCHEDULE OF INVESTMENTS (CONTINUED)

                                DECEMBER 31, 2006
                                   (UNAUDITED)

                                                      SHARES          VALUE
                                                   ------------   -------------
UNITED KINGDOM (CONTINUED)
Land Securities Group plc                               282,000   $  12,820,943
Quintain Estates & Development plc                      200,668       3,357,886
Shaftesbury plc                                         420,700       6,455,208
                                                                  -------------

Total (Cost $50,435,884)                                             77,294,578
                                                                  -------------

TOTAL COMMON STOCKS (Cost $199,285,453)                             290,487,173
                                                                  -------------

                                                        PAR
                                                   ------------

SHORT TERM OBLIGATION - 6.40%
PNC Bank Money Market Fund                         $ 20,594,822      20,594,822
                                                                  -------------

TOTAL SHORT TERM OBLIGATION (Cost $20,594,822)                       20,594,822
                                                                  -------------

                                                      SHARES
                                                   ------------

RIGHTS - 0.14%
Allgreen Properties, Ltd., Expires 01/09/07*            700,000         305,677
Megaworld Corp.,  Expires 01/09/07*                  12,000,000         144,460
                                                                  -------------

TOTAL RIGHTS (Cost $238,092)                                            450,137
                                                                  -------------

TOTAL INVESTMENTS - 96.83% (Cost $220,118,367)                      311,532,132

OTHER ASSETS IN EXCESS OF LIABILITIES - 3.17%                        10,212,020
                                                                  -------------

TOTAL NET ASSETS - 100.00%                                        $ 321,744,152
                                                                  =============

*     Denotes non-income producing security.

NVDR Non-Voting Depositary Receipt

                                          % OF
SECTOR DIVERSIFICATION                 NET ASSETS           VALUE
----------------------               --------------     -------------

COMMON STOCKS:
Consumer Cyclicals ............                8.56%    $  27,545,957
Industrial ....................                0.02%           66,504
Real Estate ...................               81.71%      262,874,712
                                     --------------     -------------
Total Common Stock ............               90.29%      290,487,173
Short Term Obligation .........                6.40%       20,594,822
Rights ........................                0.14%          450,137
                                     --------------     -------------

TOTAL INVESTMENTS .............               96.83%      311,532,132
OTHER ASSETS (LIABILITIES) ....                3.17%       10,212,020
                                     --------------     -------------

NET ASSETS ....................              100.00%    $ 321,744,152
                                     ==============     =============

                 See accompanying Notes to Finanical Statements.

                         E.I.I. REALTY SECURITIES TRUST
                      STATEMENTS OF ASSETS AND LIABILITIES

                                December 31, 2006
                                   (unaudited)

                                                                         E.I.I.             E.I.I.
                                                                         REALTY         INTERNATIONAL
                                                                       SECURITIES         PROPERTY
                                                                          FUND               FUND
                                                                     --------------   -----------------
ASSETS:
   Investments at value (Cost $21,357,968 and $220,118,367)              39,568,522         311,532,132
   Dividends receivable                                                     238,222             369,085
   Interest receivable                                                        3,504              90,365
   Receivable for investment securities sold                              1,137,615                 367
   Receivable for fund shares sold                                               --          11,531,151
   Tax reclaim receivables                                                       --             115,013
                                                                     --------------   -----------------

      Total Assets                                                       40,947,863         323,638,113
                                                                     --------------   -----------------

LIABILITIES:
   Payable for investment securities purchased                                   --             739,926
   Payable for fund shares redeemed                                          27,145             938,260
   Due to custodian                                                         313,488              36,011
   Payable to investment advisor                                              1,060              74,760
   Payable for administration fees                                            5,040              36,965
   Payable for legal and audit fees                                          21,614              10,697
   Accrued foreign capital gains tax                                             --              27,644
   Accrued expenses and other payables                                       29,189              29,698
                                                                     --------------   -----------------

      Total Liabilities                                                     397,536           1,893,961
                                                                     --------------   -----------------
NET ASSETS                                                           $   40,550,327   $     321,744,152
                                                                     ==============   =================

NET ASSETS consist of:
   Par value                                                                 59,717             138,101
   Paid-in capital                                                       21,177,837         233,476,756
   Undistributed net investment income/(loss)                               (26,795)         (3,437,853)
   Accumulated net realized gain on investment transactions               1,129,014             174,462
   Net unrealized appreciation on foreign currency                               --               6,565
   Net unrealized appreciation on investment securities                  18,210,554          91,386,121
                                                                     --------------   -----------------
TOTAL NET ASSETS                                                     $   40,550,327   $     321,744,152
                                                                     ==============   =================

CAPITAL STOCK, (unlimited authorized at $0.01 par value)
Institutional Class Shares Outstanding                                    5,971,678          13,810,106
                                                                     ==============   =================

NET ASSETS VALUE, Offering and redemption price per share
Institutional Class Share                                            $         6.79   $           23.30
                                                                     ==============   =================

                 See accompanying Notes to Financial Statements.

                         E.I.I. REALTY SECURITIES TRUST
                            STATEMENTS OF OPERATIONS

                                December 31, 2006
                                   (unaudited)

                                                                         E.I.I.             E.I.I.
                                                                         REALTY         INTERNATIONAL
                                                                       SECURITIES         PROPERTY
                                                                          FUND               FUND
                                                                     --------------   -----------------
INVESTMENT INCOME:
   Dividends (less foreign taxes withheld $2,752 and $115,826)       $      488,878   $       1,356,732
   Interest                                                                  19,648             370,302
                                                                     --------------   -----------------
      Total Investment Income                                               508,526           1,727,034
                                                                     --------------   -----------------

EXPENSES:
   Advisory fees                                                            147,403             807,729
   Administration fees                                                       29,481             161,545
   Trustees fees and expenses                                                 2,847              21,032
   Transfer agent fees                                                       16,720              34,134
   Legal fees                                                                11,248              99,568
   Audit fees                                                                 9,093              26,212
   Custodian fees                                                            11,388              59,761
   Filing fees                                                               11,491              14,753
   Shareholders' reports                                                        275              18,314
   Insurance expense                                                          6,828              18,490
   Misellaneous expenses                                                     18,213              15,781
                                                                     --------------   -----------------
      Total expenses                                                        264,987           1,277,319
   Less: expenses waived                                                    (67,409)           (200,349)
                                                                     --------------   -----------------
      Net expenses                                                          197,578           1,076,970
                                                                     --------------   -----------------

   NET INVESTMENT INCOME                                                    310,948             650,064
                                                                     --------------   -----------------
NET REALIZED AND UNREALIZED GAIN/(LOSS)
   ON INVESTMENT SECURITIES AND FOREIGN CURRENCY
   Net Realized Gain on Investment Transactions                           5,332,059           3,205,116
   Net Realized Loss on Foreign Currency Transactions                            --             (25,271)
   Changes in Unrealized Appreciation on Investment Securities*           1,197,252          66,871,953
   Translation of Assets and Liabilities in Foreign Currencies                  --                4,446
                                                                     --------------   -----------------
                                                                          6,529,311          70,056,244
                                                                     --------------   -----------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $    6,840,259   $      70,706,308
                                                                     ==============   =================

* Changes in Unrealized Appreciation (Depreciation) on Investment Securities for the E.I.I. International Property Fund is net of decrease in deferred foreign capital gains tax of $27,644.

                 See accompanying Notes to Financial Statements.

                         E.I.I. REALTY SECURITIES TRUST
                       STATEMENTS OF CHANGES IN NET ASSETS

                                December 31, 2006
                                   (unaudited)

                                                                                              E.I.I. REALTY
                                                                                             SECURITIES FUND
                                                                                     ------------------------------
                                                                                       SIX MONTHS
                                                                                         ENDED
                                                                                      DECEMBER 31,
                                                                                          2006          YEAR ENDED
                                                                                      (UNAUDITED)     JUNE 30, 2006
                                                                                     -------------    -------------
INCREASE IN NET ASSETS

   OPERATIONS:
      Net Investment Income                                                          $     310,948    $     779,076
      Net Realized Gain on Investment Transactions                                       5,332,059       21,831,474
      Change in Unrealized Appreciation/(Depreciation) on Investments Securities         1,197,252      (11,709,850)
                                                                                     -------------    -------------
         Net Increase in Net Assets Resulting From Operations                            6,840,259       10,900,700
                                                                                     -------------    -------------

   DISTRIBUTIONS FROM:
      Net Investment Income:                                                              (342,315)      (1,101,212)
      Net Capital Gain                                                                 (19,328,456)     (20,345,178)
                                                                                     -------------    -------------
         Total Distributions                                                           (19,670,771)     (21,446,390)
                                                                                     -------------    -------------
   CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS: (1)
      Shares Issued                                                                             --        2,832,684
      Shares Issued in Reinvestment of Distributions                                    18,719,375       19,595,510
      Shares Redeemed                                                                   (4,216,205)     (41,701,920)
                                                                                     -------------    -------------
         Net Increase/(Decrease) from Capital Share Transactions                        14,503,170      (19,273,726)
                                                                                     -------------    -------------
   Total Increase/(Decrease) in Net Assets                                               1,672,658      (29,819,416)
                                                                                     -------------    -------------

NET ASSETS
   Beginning of Year                                                                    38,877,669       68,697,085
                                                                                     -------------    -------------
   End of Period (2)                                                                 $  40,550,327    $  38,877,669
                                                                                     =============    =============

(1) SHARES ISSUED AND REDEEMED - INSTITUTIONAL CLASS:
   Shares Issued                                                                                --          279,503
   Shares Reinvested                                                                     2,760,805        2,008,587
   Shares Redeemed                                                                        (372,022)      (3,728,562)
                                                                                     -------------    -------------
                                                                                         2,388,783       (1,440,472)
                                                                                     =============    =============

(2) Including undistributed net investment income/(loss)                             $     (26,795)   $       4,572
                                                                                     =============    =============

                 See accompanying Notes to Financial Statements.

                         E.I.I. REALTY SECURITIES TRUST
                       STATEMENTS OF CHANGES IN NET ASSETS

                                December 31, 2006
                                   (unaudited)

                                                                                          E.I.I. INTERNATIONAL
                                                                                              PROPERTY FUND
                                                                                     ------------------------------
                                                                                       SIX MONTHS
                                                                                         ENDED
                                                                                      DECEMBER 31,
                                                                                          2006          YEAR ENDED
                                                                                      (UNAUDITED)     JUNE 30, 2006
                                                                                     -------------    -------------
INCREASE IN NET ASSETS

   OPERATIONS:
      Net Investment Income                                                          $     650,064    $   1,261,617
      Net Realized Gain on Investment Transactions                                       3,205,116        1,697,078
      Net Realized Loss on Foreign Currency Transactions                                   (25,271)         (54,025)
      Change in Unrealized Appreciation on Investment Securities                        66,871,953       22,015,650
      Translation of Assets and Liabilities in Foreign Currencies                            4,446           (2,067)
                                                                                     -------------    -------------
         Net Increase in Net Assets Resulting From Operations                           70,706,308       24,918,253
                                                                                     -------------    -------------

   DISTRIBUTIONS FROM:
      Net Investment Income                                                             (5,069,342)        (431,680)
      Net Capital Gain                                                                  (4,131,585)        (717,805)
                                                                                     -------------    -------------
         Total Distributions                                                            (9,200,927)      (1,149,485)
                                                                                     -------------    -------------
   CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS: (1)
      Shares Issued                                                                    105,012,597       87,264,026
      Shares Reinvested                                                                  8,453,696        1,143,966
      Shares Redeemed                                                                   (9,259,830)      (4,069,589)
                                                                                     -------------    -------------
         Net Increase from Capital Share Transactions                                  104,206,463       84,338,403
                                                                                     -------------    -------------
   Total Increase in Net Assets                                                        165,711,844      108,107,171
                                                                                     -------------    -------------

NET ASSETS
   Beginning of Year                                                                   156,032,308       47,925,137
                                                                                     -------------    -------------
   End of Period (2)                                                                 $ 321,744,152    $ 156,032,308
                                                                                     =============    =============

(1) SHARES ISSUED AND REDEEMED - INSTITUTIONAL CLASS:
   Shares Issued                                                                         5,063,951        5,287,968
   Shares Issued in Reinvestment of Distributions                                          365,802           76,163
   Shares Redeemed                                                                        (461,377)        (243,708)
                                                                                     -------------    -------------
                                                                                         4,968,376        5,120,423
                                                                                     =============    =============

(2) Including undistributed (overdistributed) net investment income/(loss)           $  (3,437,853)   $     981,425
                                                                                     =============    =============

                 See accompanying Notes to Financial Statements.

                         E.I.I. REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND

                              FINANCIAL HIGHLIGHTS

      FOR AN INSTITUTIONAL CLASS SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                    Six Months
                                                      Ended
                                                   December 31,     Year Ended   Year Ended   Year Ended   Year Ended    Year Ended
                                                       2006          June 30,     June 30,     June 30,     June 30,      June 30,
                                                    (unaudited)        2006         2005         2004         2003          2002
                                                   ------------     ----------   ----------   ----------   ----------    ----------
Net Asset Value, Beginning of Period ............  $      10.85     $    13.68   $    12.59   $    10.30   $    11.81    $    11.01
                                                   ------------     ----------   ----------   ----------   ----------    ----------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
   Net Investment Income ........................          0.10           0.17         0.40         0.56         0.38          0.45
   Net Gain (Loss) on Securities
     (Realized and Unrealized) ..................          1.94           2.02         3.92         2.04        (0.64)         0.81
                                                   ------------     ----------   ----------   ----------   ----------    ----------
         Total from Investment Operations .......          2.04           2.19         4.32         2.60        (0.26)         1.26
                                                   ------------     ----------   ----------   ----------   ----------    ----------

LESS DISTRIBUTIONS
   Net Investment Income ........................         (0.11)         (0.24)       (0.25)       (0.26)       (0.35)        (0.46)
   Net Capital Gains ............................         (5.99)         (4.78)       (2.98)       (0.05)       (0.90)           --
                                                   ------------     ----------   ----------   ----------   ----------    ----------
         Total Distributions ....................         (6.10)         (5.02)       (3.23)       (0.31)       (1.25)        (0.46)
                                                   ------------     ----------   ----------   ----------   ----------    ----------

Net Asset Value, End of Period ..................  $       6.79     $    10.85   $    13.68   $    12.59   $    10.30    $    11.81
                                                   ============     ==========   ==========   ==========   ==========    ==========

Total Return ....................................         19.06%**       20.54%       36.15%       25.48%       (1.19%)       11.89%

Net Assets, End of Period (thousands) ...........  $     40,550     $   38,878   $   68,697   $   96,305   $  113,650    $  189,067

Ratio of Expenses to Average Net Assets .........          1.00%*         1.00%        1.00%        1.00%        1.00%         1.00%

Ratio of Expenses to Average Net Assets
   (Excluding Waivers and Reimbursement
   of Expenses) .................................          1.34%*         1.24%        1.20%        1.13%        1.12%         1.06%

Ratio of Net Investment Income to
   Average Net Assets ...........................          1.57%*         1.37%        2.06%        3.76%        5.15%         5.16%

Ratio of Net Investment Income to Average
   Net Assets (Excluding Waivers and
   Reimbursement of Expenses) ...................          1.23%*         1.13%        1.86%        3.63%        5.03%         5.10%

Portfolio Turnover Rate .........................         33.96%**          44%          43%          86%          57%           72%

*     Annualized

** Total return and portfolio turnover rate are not annualized for periods of less than one year.

                 See accompanying Notes to Financial Statements.

                         E.I.I. REALTY SECURITIES TRUST

                       E.I.I. INTERNATIONAL PROPERTY FUND

                              FINANCIAL HIGHLIGHTS

      FOR AN INSTITUTIONAL CLASS SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                    Six Months
                                                      Ended
                                                   December 31,
                                                       2006            Year Ended         Year Ended
                                                    (unaudited)      June 30, 2006     June 30, 2005(1)
                                                  --------------     -------------     ----------------
Net Asset Value, Beginning of Period ...........  $        17.65     $       12.88     $          10.00
                                                  --------------     -------------     ----------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
   Net Investment Income .......................            0.03              0.22(2)              0.09
   Net Gain on Securities (Realized and
      Unrealized) ..............................            6.33              4.78                 2.88
                                                  --------------     -------------     ----------------
         Total from Investment Operations ......            6.36              5.00                 2.97
                                                  --------------     -------------     ----------------
LESS DISTRIBUTIONS
   Net Investment Income .......................           (0.39)            (0.09)               (0.04)
   Net Capital Gains ...........................           (0.32)            (0.14)               (0.05)
                                                  --------------     -------------     ----------------
         Total Distributions ...................           (0.71)            (0.23)               (0.09)
                                                  --------------     -------------     ----------------

Net Asset Value, End of Period .................  $        23.30     $       17.65     $          12.88
                                                  ==============     =============     ================

Total Return ...................................           36.06%**          39.14%               29.68%

Net Assets, End of Period (thousands) ..........  $      321,744     $     156,032     $         47,925

Ratio of Expenses to Average Net Assets ........            1.00%*            1.00%                1.00%

Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Reimbursement
  of Expenses) .................................            1.18%*            1.23%                1.65%

Ratio of Net Investment Income to
   Average Net Assets ..........................            0.60%*            1.39%                1.59%

Ratio of Net Investment Income to Average
   Net Assets (Excluding Waivers and
   Reimbursement of Expenses) ..................            0.42%*            1.16%                0.94%

Portfolio Turnover Rate ........................            6.44%**             14%                  27%

*     Annualized

** Total return and portfolio turnover rate are not annualized for periods of less than one year.

(1)   The Fund commenced operations on July 1, 2004.

(2)   Per share numbers were calculated using the average share method.

                 See accompanying Notes to Financial Statements.

                         E.I.I. REALTY SECURITIES TRUST

                        NOTES TO THE FINANCIAL STATEMENTS

                                DECEMBER 31, 2006

                                   (UNAUDITED)

A.    ORGANIZATION:

E.I.I. Realty Securities Trust (the "Trust") was organized on December 22, 1997 as a Delaware statutory trust under the laws of the State of Delaware and is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company with the following series: E.I.I. Realty Securities Fund and E.I.I. International Property Fund. E.I.I. International Property Fund commenced operations on July 1, 2004. Each series, in effect, represents a separate fund, and is referred to herein as a "Fund" or collectively as the "Funds".

FUND SHARES

The Funds may offer three classes of shares; Institutional, Adviser and Investor. As of December 31, 2006, the Adviser and Investor Classes had not commenced operations. Shares of all classes represent equal pro-rata interests in the Funds, except that each class will bear different expenses that will reflect the difference in the range of services to be provided to them. In addition, redemptions from the E.I.I International Properties Fund, including exchange redemptions, within 90 days of purchase are subject to a redemption fee equal to 1.5% of the redemption proceeds, which are retained by the Fund.

B.    SIGNIFICANT ACCOUNTING POLICIES:

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Funds in preparation of their financial statements.

USE OF ESTIMATES: The preparation of financial statements in accordance with GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Estimates include the classification of distributions received by the Funds from the issuers of the Funds' portfolio securities. These distributions may be classified as either dividend income, capital gains or as non-taxable distributions. The final classifications of these distributions cannot be determined until reported to the Funds by the issuers of the Funds' portfolio securities, which normally occurs in January after the end of the calendar year. Reclassification of distributions made to the Funds will not affect the net assets of the Funds. The reclassification of distributions received by the Funds may require the Funds to reclassify a portion of their distributions to Fund shareholders.

SECURITY VALUATION: Securities traded on a nationally recognized securities exchange will be valued at the last sale price, or if no sale, at the mean between the latest bid and asked price. Securities traded in any other U.S. or foreign market shall be valued in a manner as similar as possible to the above, or if not so traded, on the basis of the latest available bid price. If market quotations are not readily available, or the price is not considered representative of market value, securities are valued at their fair value as determined in good faith by the Trust's pricing committee under procedures adopted by the Trust's Board of Trustees. Investments in other investment companies are valued at net asset value.

SECURITY TRANSACTIONS: Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statements and federal income tax purposes.

EXPENSES: The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one fund of the Trust are allocated among the respective Funds. In addition, expenses of a Fund not directly attributable to the operations of a particular class of the Fund are allocated to the separate classes based upon the relative net assets of each class.

INCOME RECOGNITION: Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Corporate actions and dividend income are recorded on ex-date. Awards from class action litigation are recorded as a reduction of cost if the Funds still own the applicable securities on the payment date. If the Funds no longer own the applicable securities, the proceeds are recorded as realized gains.

The Funds estimate components of distributions from real estate investment trusts ("REITs"). Return of capital distributions are recorded as a reduction of cost of the related investments. If the Funds no longer own the applicable securities, any distributions received in excess of income are recorded as realized gains.

                         E.I.I. REALTY SECURITIES TRUST

                                DECEMBER 31, 2006

                                   (UNAUDITED)

DIVIDENDS AND DISTRIBUTIONS: Dividends from net investment income, if any, are declared and paid quarterly for the E.I.I. Realty Securities Fund and annually for the E.I.I. International Property Fund. Net realized gains on portfolio securities, if any, are distributed at least annually by the Funds. However, to the extent net realized gains can be offset by capital loss carryovers, such gains will not be distributed. Distributions are recorded by the Funds on the ex-dividend date.

The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

FEDERAL INCOME TAXES: The Funds' policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

NEW ACCOUNTING PRONOUNCEMENTS: In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies), with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more likely- than-not to be sustained as of the adoption date. As of December 31, 2006, the Funds have not evaluated the impact that will result from adopting FIN 48.

FOREIGN ISSUER RISK: The Funds that invest in foreign issuers may not be subject to uniform accounting, auditing and financial reporting standards and practices used by domestic issuers. In addition, foreign securities markets may be less liquid, more volatile, and less subject to governmental supervision than in the U.S. Investments in foreign countries could be affected by factors not present in the U.S., including expropriation, confiscation of property and difficulties in enforcing contracts.

CURRENCY RISK: Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in rates may erode or reverse gains produced by investments denominated in foreign currencies.

INDEMNIFICATIONS: The Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. The Funds do not anticipate recognizing any loss related to these arrangements.

C.    INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES:

INVESTMENT ADVISORY FEE
The Funds have entered into an Investment Advisory Agreement with E.I.I. Realty Securities, Inc. (the "Adviser" or "E.I.I.") for day-to-day portfolio management services to be provided by the Adviser. The Investment Advisory Agreement provides for the Adviser to receive a fee calculated daily and payable monthly at an annual rate of 0.75% of the Funds' average daily net assets.

ADMINISTRATION FEE
E.I.I. will also provide administrative services to the Funds. Under the Administrative Services Agreement, E.I.I. will receive a fee payable monthly at an annual rate of 0.15% of the Funds' average daily net assets. E.I.I. has entered into a sub-administration contract with PFPC Inc. ("PFPC"), an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc., under which E.I.I. pays PFPC to provide certain administrative services to the Funds

                         E.I.I. REALTY SECURITIES TRUST

                                DECEMBER 31, 2006

                                   (UNAUDITED)

PFPC provides the Funds with sub-administrative services pursuant to a sub-administration agreement. The services include the day-to-day administration of the matters related to the corporate existence of the Trust, maintenance if its records, preparation of reports, supervision of the Trust's arrangements with its custodian and assistance in the preparation of the Trust's registration statements under federal and state laws.

TRANSFER AGENT FEE
PFPC also serves as transfer agent for the Funds and receives a fee for related services pursuant to a transfer agency agreement with the Trust.

CUSTODY FEE
PFPC Trust Company serves as the custodian for the Funds and receives a fee for related services pursuant to a custodian agreement with the Trust.

TRUSTEES FEE
The Funds pay each Disinterested Trustee an annual fee of $16,000, which includes compensation for all regular quarterly board meetings. The Chairman of the Board receives an additional $4,000 on an annual basis. The Trustees receive additional fees of $1,000 for special meetings and $500 for phone meetings held during the year. Trustees are also reimbursed for travel and out-of-pocket expenses in connection with all meetings. These fees are allocated between the Funds based on average net assets.

DISTRIBUTOR
Effective April 1, 2006, PFPC Distributors, Inc. serves as the distributor of the Funds' shares.

EXPENSE LIMITS AND FEE WAIVER
E.I.I. has agreed to waive a portion of its Investment Advisory Fee and/or assume the expenses of the Funds to the extent necessary to keep the annual expenses of the Funds to not more than 1.00% of the average daily net assets of the Institutional Share Class of each Fund. To the extent that the Adviser waives Investment Advisory Fees and/or absorbs expenses of the Funds, it may seek payment of a portion or all of such waived fees and/or assumed expenses at any time within three fiscal years after the fiscal year in which the Investment Advisory fees were waived and/or expenses were assumed, subject to the 1.00% expense limitation stated above. The total amount of fees waived and/or assumed by the Adviser during the six months ended December 31, 2006 and the last three fiscal years ended June 30, 2006 and is therefore currently eligible for recoupment provided that the total recoupment does not exceed the 1.00% expense limitation is as follows:

                                        E.I.I. REALTY    E.I.I. INTERNATIONAL
                                       SECURITIES FUND      PROPERTY FUND
                                       ---------------   --------------------
  Six months ended December 31, 2006   $        67,409   $            200,349
  Fiscal Year ended 2006                       137,747                214,586
  Fiscal Year ended 2005                       182,824                111,909
  Fiscal Year ended 2004                       144,536                     --
                                       ---------------   --------------------
  Total                                $       532,516   $            526,844
                                       ===============   ====================

                         E.I.I. REALTY SECURITIES TRUST

                                DECEMBER 31, 2006

                                   (UNAUDITED)

D.    INVESTMENT TRANSACTIONS:

For the six months ended December 31, 2006, the Funds made the following purchases and sales of investment securities other than U.S. Government Securities and Short-Term Securities:

                                E.I.I. REALTY      E.I.I. INTERNATIONAL
                               SECURITIES FUND         PROPERTY FUND
                               ---------------     --------------------
         Purchases             $    13,200,159     $         85,768,308
         Sales                      19,367,085               13,058,697

E.    TAX COST OF SECURITIES:

The aggregate cost, gross unrealized appreciation/(depreciation) and net unrealized appreciation/(depreciation) for all securities as computed on a federal income tax basis at December 31, 2006 for each Fund were as follows:

               FUND                      COST       APPRECIATION   (DEPRECIATION)       NET
-----------------------------------------------------------------------------------------------
E.I.I. Realty Securities Fund       $  21,357,968  $  18,241,364   $     (30,810)  $ 18,210,554
E.I.I. International Property Fund    220,118,367     91,843,495        (429,730)    91,413,765

                         E.I.I. REALTY SECURITIES TRUST

                             ADDITIONAL INFORMATION

                                DECEMBER 31, 2006

E.I.I. REALTY SECURITIES TRUST PROXY VOTING GUIDELINES

The Funds' Adviser is responsible for exercising the voting rights associated with the securities held by the Funds. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge, upon request, by calling 1-888-323-8912. It is also available on the SEC's web site at www.sec.gov.

In addition, the Funds' complete proxy voting record for the 12 months ended June 30, 2006 is available without charge, upon request, by calling toll free 1-888-323-8912. It is also available on the SEC's website at www.sec.gov.

E.I.I. REALTY SECURITIES TRUST QUARTERLY REPORTING OF PORTFOLIO HOLDINGS

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330.

                      This Page Left Blank Intentionally.

                      This Page Left Blank Intentionally.

INVESTMENT ADVISER & ADMINISTRATOR
E.I.I. Realty Securities, Inc.
717 Fifth Avenue
10th Floor
New York, NY 10022
(212) 644-0794

SUB-ADMINISTRATOR
PFPC Inc.
4400 Computer Drive
Westborough, MA 01581-5120

TRANSFER AGENT
PFPC Inc.
760 Moore Road
King of Prussia, PA 19406

CUSTODIAN
PFPC Trust Company
8800 Tinicum Boulevard
Philadelphia, PA 19153

DISTRIBUTOR
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

LEGAL COUNSEL
Kramer, Levin, Naftalis & Frankel
1177 Avenue of the Americas
New York, NY 10036

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
5 Times Square
New York, NY 10036~

OFFICERS & TRUSTEES

Richard J. Adler, PRESIDENT & CHIEF EXECUTIVE OFFICER
Lynn P. Marinaccio, SECRETARY
Michael J. Meagher, TREASURER & CHIEF COMPLIANCE OFFICER
Warren K. Greene, INDEPENDENT CHAIRMAN & TRUSTEE
Joseph Gyourko, INDEPENDENT TRUSTEE
Richard W. Hutson, INDEPENDENT TRUSTEE
Christian A. Lange, TRUSTEE



[GRAPHIC OMITTED]
BUILDING ART


                                  E.I.I. REALTY
                                SECURITIES TRUST

                                  888-323-8912

This report is submitted for the information of shareholders of E.I.I. Realty Securities Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus. The prospectus includes more complete information regarding the Fund's objectives and policies, charges, expenses and other data. Please read the prospectus carefully before you invest or send money.

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications pursuant  to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications pursuant  to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) EII REALTY SECURITIES TRUST

By (Signature and Title)*  /S/ RICHARD J. ADLER
                         -------------------------------------------------------
                           Richard J. Adler, Chief Executive Officer
                           (principal executive officer)

Date 3/7/07
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ RICHARD J. ADLER
                         -------------------------------------------------------
                           Richard J. Adler, Chief Executive Officer
                           (principal executive officer)

Date 3/7/07
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ MICHAEL J. MEAGHER
                         -------------------------------------------------------
                           Michael J. Meagher, Vice President and Treasurer (principal financial officer)

Date 3/7/07
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.